Provision for credit losses	12 Months Ended
Dec. 31, 2013
Provision for credit losses
10 Provision for credit losses

in	2013	2012	2011
Provision for credit losses (CHF million)
Provision for loan losses	166	159	141
Provision for lending-related and other exposures	1	11	46
Provision for credit losses	167	170	187

Bank
Provision for credit losses
10 Provision for credit losses

in	2013	2012	2011
Provision for credit losses (CHF million)
Provision for loan losses	91	77	78
Provision for lending-related and other exposures	2	11	45
Provision for credit losses	93	88	123